Consolidated statement of financial position - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents		$ 7,945,885	$ 8,410,467
Trade and other receivables, net		6,098,918	4,212,701
Inventories, net		4,601,396	3,841,901
Other financial assets		2,967,878	5,315,537
Current tax assets		625,374	1,129,098
Equity instruments measured at fair value		0	51,610
Other assets		880,425	1,035,632
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		23,119,876	23,996,946
Assets held for sale		104,140	132,216
Total current assets		23,224,016	24,129,162
Non-current assets
Investment in associates and joint ventures		1,330,460	1,552,694
Trade and other receivables, net		777,132	729,410
Property, plant and equipment		61,404,374	62,328,502
Natural and environmental resources		21,308,265	22,341,047
Intangible assets		380,226	272,132
Deferred tax assets		4,016,161	4,248,014
Other financial assets		3,565,847	1,371,358
Goodwill		1,159,922	1,159,922
Other assets		681,009	826,736
Total non-current assets		94,623,396	94,829,815
Total assets		117,847,412	118,958,977
Current Liabilities
Loans and borrowings	[1]	5,144,504	4,126,203
Trade and other payables		6,968,207	6,854,363
Provisions for employee benefits		1,829,819	1,974,496
Current tax liabilities		2,005,688	2,130,940
Accrued liabilities and provisions		558,828	821,954
Other liabilities		339,565	439,274
Current liabilities other than liabilities included in disposal groups classified as held for sale		16,846,611	16,347,230
Liabilities related to assets held for sale		0	40,128
Total current liabilities		16,846,611	16,387,358
Non-current liabilities
Loans and borrowings		38,403,331	48,095,824
Trade and other payables		29,469	23,893
Provisions for employee benefits		6,502,475	3,901,082
Deferred tax liabilities		1,333,280	1,639,703
Accrued liabilities and provisions		5,978,621	5,095,916
Other liabilities		537,926	254,700
Total non-current liabilities		52,785,102	59,011,118
Total liabilities		69,631,713	75,398,476
Equity
Subscribed and paid in capital		25,040,067	25,040,067
Reserves		2,177,869	1,558,844
Retained earnings		5,210,302	(402,462)
Other equity items		14,006,715	15,830,409
Equity attributable to owners of parent		46,434,953	42,026,858
Non-controlling interest		1,780,746	1,533,643
Total equity		48,215,699	43,560,501
Total liabilities and equity		$ 117,847,412	$ 118,958,977

[1]	The increase in the current portion is mainly due to the expiration of: i) the first tranche of local bonds issued by Ecopetrol S.A. in 2013, and ii) the 5-year series of international bonds issued in 2013 by Ecopetrol S.A.. These bonds mature in August and September 2018, respectively.